Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basis of Presentation
Amortization of initial payments for new contracts	$ 10.4	$ 12.0	$ 30.7	$ 33.7	$ 44.5	$ 42.5	$ 38.6
Amortization related to equity method investments	19.7	21.4	59.2	73.3	94.8	56.7	73.0
Revenue Recognition
Interchange fees and assessments	4,925.0	4,669.4	14,319.7	13,588.3	18,373.0	18,826.1	17,834.8
Debit network fees	$ 727.9	$ 702.0	$ 2,157.0	$ 2,070.9	$ 2,786.3	$ 2,959.1	$ 2,798.3